T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
March 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.2%
COMMUNICATION SERVICES  0.8%
Interactive Media & Services  0.2%
EverQuote, Class A (1) 216,186 3,334
3,334
Media  0.6%
Gambling.com Group (1)(2) 217,389 843
New York Times, Class A  45,453 3,806
Nexstar Media Group  19,245 3,480
8,129
Total Communication Services 11,463
CONSUMER DISCRETIONARY  8.6%
Automobile Components  0.6%
Autoliv  23,555 2,477
Phinia  34,813 2,383
Visteon  40,540 3,693
8,553
Broadline Retail  0.2%
Ollie's Bargain Outlet Holdings (1) 33,551 3,088
3,088
Diversified Consumer Services  1.7%
Carriage Services  77,624 3,544
Covista (1) 30,614 3,528
Frontdoor (1) 68,291 3,610
Laureate Education (1) 139,416 4,857
Liberty Live Holdings, Class C (1) 30,266 2,848
Perdoceo Education  47,941 1,784
Service Corp. International  47,442 3,915
24,086
Hotels, Restaurants & Leisure  2.1%
Boyd Gaming  50,363 4,139
Cava Group (1) 27,178 2,199
Churchill Downs  43,236 3,884
Dutch Bros, Class A (1) 92,972 4,710
Life Time Group Holdings (1) 93,005 2,505
Monarch Casino & Resort  42,183 4,033
Navan, Class A (1) 42,016 556
Planet Fitness, Class A (1) 40,629 3,022
Travel + Leisure  64,118 4,436

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Wingstop  8,065 1,250
30,734
Household Durables  0.9%
PulteGroup  18,778 2,208
SharkNinja (1) 56,031 5,934
Toll Brothers  31,169 4,254
12,396
Specialty Retail  1.8%
Boot Barn Holdings (1) 11,946 1,748
Build-A-Bear Workshop (2) 52,992 1,984
Burlington Stores (1) 8,874 2,887
Floor & Decor Holdings, Class A (1) 49,014 2,490
Gap  204,941 4,960
Ulta Beauty (1) 12,364 6,463
Urban Outfitters (1) 76,807 4,866
25,398
Textiles, Apparel & Luxury Goods  1.3%
Birkenstock Holding (1)(2) 39,348 1,410
Crocs (1) 32,246 2,677
Kontoor Brands  41,895 2,945
Movado Group  116,966 2,856
PVH  36,030 2,513
Ralph Lauren  8,618 2,965
Tapestry  23,911 3,374
18,740
Total Consumer Discretionary 122,995
CONSUMER STAPLES  1.6%
Beverages  0.1%
Celsius Holdings (1) 23,967 850
850
Consumer Staples Distribution & Retail  0.1%
Performance Food Group (1) 23,768 2,036
2,036
Food Products  0.9%
Ingredion  26,370 2,971
Lamb Weston Holdings  85,236 3,602
Post Holdings (1) 37,106 3,668
Simply Good Foods (1) 180,304 2,588
12,829

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Household Products  0.4%
Central Garden & Pet, Class A (1) 99,891 3,238
Spectrum Brands Holdings  28,627 2,110
5,348
Personal Care Products  0.1%
elf Beauty (1) 28,571 1,732
1,732
Total Consumer Staples 22,795
ENERGY  5.8%
Energy Equipment & Services  2.7%
Expro Group Holdings (1) 502,746 8,753
NOV  289,409 5,444
TechnipFMC  202,049 13,967
Weatherford International  118,557 11,213
39,377
Oil, Gas & Consumable Fuels  3.1%
California Resources  61,080 4,228
Golar LNG  46,212 2,500
Ovintiv  131,683 7,817
Permian Resources, Class A  653,799 13,939
Range Resources  126,820 5,730
Uranium Energy (1) 454,867 6,141
Viper Energy, Class A  77,257 3,630
43,985
Total Energy 83,362
FINANCIALS  16.5%
Banks  6.3%
Amalgamated Financial  101,040 3,927
Columbia Banking System  205,674 5,642
Credicorp  16,560 5,617
Customers Bancorp (1) 42,073 2,920
East West Bancorp  101,107 10,794
First BanCorp Puerto Rico  240,148 5,130
Fulton Financial  353,676 7,194
Hancock Whitney  72,765 4,627
Hanmi Financial  68,522 1,806
Horizon Bancorp  159,912 2,650
Huntington Bancshares  238,985 3,740
International Bancshares  58,613 3,944
OFG Bancorp  40,698 1,647

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Popular  83,693 11,229
Preferred Bank  23,600 2,140
QCR Holdings  30,580 2,613
UMB Financial  51,835 5,847
Western Alliance Bancorp  123,165 8,726
90,193
Capital Markets  3.2%
Affiliated Managers Group  14,990 4,148
Invesco  205,972 5,003
Lazard  73,991 3,143
LPL Financial Holdings  9,414 2,832
Main Street Capital (2) 62,857 3,329
Marex Group  164,384 7,328
StepStone Group, Class A  48,838 2,330
Stifel Financial  64,865 4,795
StoneX Group (1) 121,522 9,801
TPG  26,289 1,065
Trinity Capital (2) 158,588 2,333
46,107
Consumer Finance  1.2%
Enova International (1) 30,769 4,179
FirstCash Holdings  29,908 5,623
OneMain Holdings  39,136 2,093
SLM  229,210 4,908
16,803
Financial Services  2.0%
Corebridge Financial  60,702 1,448
Corpay (1) 22,261 6,478
Equitable Holdings  55,594 2,063
Global Payments  63,611 4,281
NewtekOne  316,763 3,469
Payoneer Global (1) 803,742 3,882
Voya Financial  105,983 7,241
28,862
Insurance  3.5%
Assurant  17,474 3,806
Ategrity Specialty Holdings (1) 14,060 278
Axis Capital Holdings  111,138 11,271
Everest Group  9,255 3,025
Hanover Insurance Group  43,912 7,612
Lincoln National  63,647 2,259
Palomar Holdings (1) 17,483 2,089

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
RenaissanceRe Holdings  22,751 6,762
SiriusPoint (1) 120,689 2,600
Skyward Specialty Insurance Group (1) 141,551 6,183
Unum Group  54,619 3,989
49,874
Mortgage Real Estate Investment Trusts  0.3%
Rithm Capital, REIT  487,916 4,625
4,625
Total Financials 236,464
HEALTH CARE  14.2%
Biotechnology  7.0%
Alkermes (1) 59,011 2,087
Apogee Therapeutics (1)(2) 13,332 1,122
Argenx, ADR (1) 2,172 1,586
Ascendis Pharma, ADR (1) 11,048 2,527
Beam Therapeutics (1)(2) 36,220 863
Bicara Therapeutics (1)(2) 45,888 913
Bridgebio Pharma (1) 28,396 2,109
Caris Life Sciences (1)(2) 69,054 1,235
Celldex Therapeutics (1) 49,488 1,570
CG oncology (1) 39,013 2,640
Cogent Biosciences (1) 40,040 1,541
Corvus Pharmaceuticals (1)(2) 54,570 798
Cullinan Therapeutics (1) 58,611 833
Cytokinetics (1) 30,437 2,006
Denali Therapeutics (1) 116,538 2,238
Dianthus Therapeutics (1)(2) 10,280 863
Disc Medicine (1) 30,495 1,950
Dyne Therapeutics (1) 52,322 949
Evommune (1) 28,486 655
Halozyme Therapeutics (1) 26,293 1,699
Ideaya Biosciences (1) 14,927 497
Insmed (1) 47,211 7,720
Ionis Pharmaceuticals (1) 54,541 4,096
Kodiak Sciences (1) 34,757 1,325
Kymera Therapeutics (1) 49,014 4,082
Madrigal Pharmaceuticals (1) 3,592 1,880
Mineralys Therapeutics (1) 22,736 616
Mirum Pharmaceuticals (1) 21,451 1,982
Monte Rosa Therapeutics (1) 65,362 1,075
Natera (1) 28,904 5,781
Neurocrine Biosciences (1) 19,166 2,525

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Nurix Therapeutics (1) 53,302 826
Nuvalent, Class A (1) 23,196 2,376
Olema Pharmaceuticals (1) 37,783 563
ORIC Pharmaceuticals (1)(2) 158,625 2,010
Palvella Therapeutics (1) 3,545 442
Praxis Precision Medicines (1) 11,686 3,765
Replimune Group (1)(2) 165,412 1,265
Revolution Medicines (1) 47,693 4,638
Rhythm Pharmaceuticals (1) 16,329 1,420
Roivant Sciences (1) 115,103 3,188
Scholar Rock Holding (1) 75,807 3,727
Spyre Therapeutics (1) 12,093 610
Stoke Therapeutics (1) 28,098 915
Tyra Biosciences (1) 25,827 989
Ultragenyx Pharmaceutical (1) 44,893 941
United Therapeutics (1) 6,899 4,091
Vaxcyte (1) 28,705 1,668
Vera Therapeutics (1) 64,017 2,575
Viridian Therapeutics (1) 55,981 1,095
Xencor (1) 53,268 642
Xenon Pharmaceuticals (1) 13,692 796
100,305
Health Care Equipment & Supplies  0.9%
Globus Medical, Class A (1) 24,845 2,141
Kestra Medical Technologies (1)(2) 57,187 1,140
Lantheus Holdings (1) 34,745 2,635
STERIS  10,978 2,427
UFP Technologies (1) 22,340 4,325
12,668
Health Care Providers & Services  3.2%
Billiontoone, Class A (1)(2) 14,767 1,166
BrightSpring Health Services (1) 173,111 7,376
Concentra Group Holdings Parent  80,982 1,737
Encompass Health  87,874 8,500
Guardant Health (1) 58,013 5,359
Option Care Health (1) 40,153 1,081
Quest Diagnostics  33,091 6,485
RadNet (1) 19,263 1,077
Tenet Healthcare (1) 64,337 12,141
Universal Health Services, Class B  5,557 994
45,916

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Health Care Technology  0.1%
Waystar Holding (1) 63,968 1,542
1,542
Life Sciences Tools & Services  1.3%
Charles River Laboratories International (1) 37,265 6,429
Medpace Holdings (1) 13,907 6,678
Repligen (1) 18,869 2,223
Revvity  42,451 3,719
19,049
Pharmaceuticals  1.7%
Alumis (1) 52,580 1,158
Axsome Therapeutics (1) 16,291 2,753
Crinetics Pharmaceuticals (1) 61,100 2,219
Elanco Animal Health (1) 170,293 4,075
MediWound (1)(2) 39,049 629
Ocular Therapeutix (1) 64,290 545
Prestige Consumer Healthcare (1) 31,110 1,844
Terns Pharmaceuticals (1) 34,199 1,803
Viatris  664,363 8,976
WaVe Life Sciences (1) 118,855 862
24,864
Total Health Care 204,344
INDUSTRIALS & BUSINESS SERVICES  22.6%
Aerospace & Defense  3.7%
Carpenter Technology  18,694 7,368
Curtiss-Wright  8,383 5,710
FTAI Aviation  9,846 2,412
Hexcel  46,875 3,794
Karman Holdings (1)(2) 53,934 4,317
Moog, Class A  18,285 5,351
Rocket Lab (1) 30,912 1,985
StandardAero (1) 147,919 3,821
Textron  140,998 12,346
Woodward  15,887 5,686
52,790
Building Products  0.9%
AZZ  32,760 4,099
Modine Manufacturing (1) 22,680 4,915
Owens Corning  36,955 4,000
13,014

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Commercial Services & Supplies  0.6%
Brady, Class A  36,298 2,949
Element Fleet Management (CAD)  111,725 2,423
Interface  137,252 3,420
8,792
Construction & Engineering  3.0%
AECOM  42,681 3,620
API Group (1) 153,076 6,203
Arcosa  35,875 3,808
Comfort Systems USA  6,622 9,132
EMCOR Group  6,383 4,713
Primoris Services  29,780 4,260
Sterling Infrastructure (1) 12,005 4,889
Valmont Industries  14,437 5,768
42,393
Electrical Equipment  3.7%
Acuity  38,164 10,694
Bloom Energy, Class A (1) 8,900 1,206
EnerSys  28,063 4,875
Hubbell  5,842 2,867
Nextpower, Class A (1) 64,602 7,788
nVent Electric  93,611 11,072
Sensata Technologies Holding  167,604 5,903
Shoals Technologies Group, Class A (1) 212,029 1,395
Thermon Group Holdings (1) 101,297 5,105
Vicor (1) 15,128 2,436
53,341
Ground Transportation  0.6%
Lyft, Class A (1) 229,513 3,053
Saia (1) 8,477 2,978
TFI International (2) 18,580 2,018
8,049
Machinery  7.6%
AGCO  30,542 3,539
Alamo Group  15,482 2,554
Allison Transmission Holdings  24,957 2,922
Atmus Filtration Technologies  134,598 7,641
Blue Bird (1) 62,906 3,572
Esab  76,826 7,426
Federal Signal  51,345 5,552
Fortive  137,017 7,574

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Gates Industrial (1) 130,059 2,941
IDEX  16,929 3,209
JBT Marel  43,049 5,505
Middleby (1) 53,668 7,115
Mueller Industries  88,895 9,850
Oshkosh  39,929 5,878
Pentair  112,610 9,810
RBC Bearings (1) 1,906 1,035
Snap-on  11,099 4,031
SPX Technologies (1) 7,177 1,435
Stanley Black & Decker  41,349 2,938
Toro  88,339 8,254
Watts Water Technologies, Class A  22,721 6,596
109,377
Professional Services  1.4%
Booz Allen Hamilton Holding  27,281 2,129
Genpact  83,892 3,125
Korn Ferry  38,007 2,392
SS&C Technologies Holdings  110,787 7,486
Upwork (1)(2) 467,039 5,119
20,251
Trading Companies & Distributors  1.1%
Applied Industrial Technologies  32,353 8,584
Karat Packaging  86,684 2,420
SiteOne Landscape Supply (1) 20,119 2,678
WESCO International  5,814 1,591
15,273
Total Industrials & Business Services 323,280
INFORMATION TECHNOLOGY  16.0%
Communications Equipment  2.1%
Ciena (1) 24,795 9,626
Digi International (1) 122,242 5,892
F5 (1) 3,790 1,097
Lumentum Holdings (1) 12,060 8,475
Viavi Solutions (1) 167,584 5,577
30,667
Electronic Equipment, Instruments & Components  5.3%
Bel Fuse, Class B  30,687 6,075
Belden  80,445 9,238
Cognex  121,920 5,973
Coherent (1) 28,106 6,695

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
ePlus  22,749 1,712
Fabrinet (1) 14,121 7,364
Flex (1) 113,147 7,407
Itron (1) 46,289 4,149
Jabil  31,341 8,325
OSI Systems (1)(2) 12,546 3,331
TD SYNNEX  18,584 3,135
Teledyne Technologies (1) 15,621 9,451
Zebra Technologies, Class A (1) 18,299 3,826
76,681
Semiconductors & Semiconductor Equipment  4.3%
Amkor Technology  65,046 2,929
Astera Labs (1) 38,687 4,240
Cirrus Logic (1) 20,367 2,945
Credo Technology Group Holding (1) 34,110 3,202
Entegris  46,913 5,500
Lattice Semiconductor (1) 61,226 5,679
MACOM Technology Solutions Holdings (1) 20,331 4,515
MKS  43,899 10,088
Onto Innovation (1) 24,992 5,125
Rambus (1) 91,082 7,836
Synaptics (1)(2) 70,114 4,911
Tower Semiconductor (1) 16,632 2,919
Veeco Instruments (1) 41,896 1,419
61,308
Software  3.2%
ACI Worldwide (1) 40,372 1,656
Appfolio, Class A (1) 23,311 3,679
BILL Holdings (1) 93,030 3,563
CCC Intelligent Solutions Holdings (1) 681,389 4,088
Descartes Systems Group (1) 61,066 4,370
Gen Digital  165,658 3,119
HubSpot (1) 11,096 2,709
InterDigital  30,265 9,140
JFrog (1) 34,575 1,623
Pegasystems  66,339 2,823
PTC (1) 40,740 5,805
Trimble (1) 31,921 2,082
Workiva (1) 21,255 1,268
45,925
Technology Hardware, Storage & Peripherals  1.1%
Everpure, Class A (1) 29,140 1,720

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Sandisk (1) 21,819 13,863
15,583
Total Information Technology 230,164
MATERIALS  5.0%
Chemicals  1.5%
Element Solutions  136,212 4,650
Mosaic  112,795 2,876
NewMarket  5,345 3,426
Quaker Chemical  17,477 2,171
RPM International  48,419 4,813
Solstice Advanced Materials  38,006 2,895
20,831
Construction Materials  0.2%
Knife River (1) 25,699 2,098
2,098
Containers & Packaging  0.8%
Avery Dennison  25,072 4,329
Crown Holdings  14,794 1,483
Packaging Corp. of America  29,712 6,306
12,118
Metals & Mining  2.5%
Alamos Gold, Class A  69,319 3,080
Alcoa  53,927 3,577
Artemis Gold (CAD) (1) 95,312 2,586
Coeur Mining (1) 267,719 5,025
Ivanhoe Electric (1) 49,042 580
MP Materials (1)(2) 22,549 1,088
OR Royalties (CAD)  61,276 2,333
Reliance  34,431 10,464
Skeena Resources (CAD) (1) 122,206 3,640
Warrior Met Coal  33,943 3,162
35,535
Total Materials 70,582
REAL ESTATE  5.2%
Diversified Real Estate Investment Trusts  0.2%
Essential Properties Realty Trust, REIT  114,201 3,467
3,467
Health Care Real Estate Investment Trusts  0.3%
Healthcare Realty Trust, REIT  265,853 4,517
4,517

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Industrial Real Estate Investment Trusts  0.7%
Rexford Industrial Realty, REIT  137,843 4,512
Terreno Realty, REIT  91,294 5,607
10,119
Office Real Estate Investment Trusts  0.3%
Douglas Emmett, REIT  123,138 1,160
Vornado Realty Trust, REIT  99,400 2,583
3,743
Real Estate Management & Development  0.4%
Jones Lang LaSalle (1) 18,917 5,757
5,757
Residential Real Estate Investment Trusts  0.9%
American Homes 4 Rent, Class A, REIT  88,694 2,476
Equity LifeStyle Properties, REIT  94,167 5,878
Essex Property Trust, REIT  10,356 2,506
Sun Communities, REIT  18,494 2,330
13,190
Retail Real Estate Investment Trusts  0.8%
Brixmor Property Group, REIT  179,977 5,183
Federal Realty Investment Trust, REIT  31,581 3,354
Regency Centers, REIT  36,130 2,734
11,271
Specialized Real Estate Investment Trusts  1.6%
CubeSmart, REIT  134,209 4,919
EPR Properties, REIT  33,102 1,654
Gaming & Leisure Properties, REIT  141,663 6,286
Lamar Advertising, Class A, REIT  62,897 7,966
Smartstop Self Storage REIT, REIT  74,918 2,268
23,093
Total Real Estate 75,157
UTILITIES  1.9%
Electric Utilities  1.0%
Alliant Energy  86,001 6,172
Otter Tail  56,534 4,962
Portland General Electric  64,074 3,381
14,515
Gas Utilities  0.7%
National Fuel Gas  79,611 7,480

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
UGI  87,353 3,182
10,662
Multi-Utilities  0.2%
NiSource  55,493 2,589
2,589
Total Utilities 27,766
Total Common Stocks (Cost $1,259,786) 1,408,372
SHORT-TERM INVESTMENTS  1.8%
Money Market Funds  1.8%
T. Rowe Price Government Reserve Fund, 3.71% (3)(4) 25,706,094 25,706
Total Short-Term Investments (Cost $25,706) 25,706
SECURITIES LENDING COLLATERAL  0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.5%
Money Market Funds 0.5%
T. Rowe Price Treasury Reserve Fund, 3.68% (3)(4) 7,605,921 7,606
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 7,606
Total Securities Lending Collateral (Cost $7,606) 7,606
Total Investments in Securities  100.5%
(Cost $1,293,098) $ 1,441,684
Other Assets Less Liabilities (0.5)% (6,561)
Net Assets 100.0% $ 1,435,123
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2026.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.71% $ — $ — $ 88
T. Rowe Price Treasury Reserve Fund, 3.68% — — —++
Totals $ —# $ — $ 88+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Government
Reserve Fund, 3.71% $ 5,413  ¤  ¤ $ 25,706
T. Rowe Price Treasury
Reserve Fund, 3.68% 12,987  ¤  ¤ 7,606
Total $ 33,312^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $88 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $33,312.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Integrated Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Integrated
U.S. Small-Mid Cap Core Equity Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F202-054Q1 03/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,397,390 $ 10,982 $ — $ 1,408,372
Short-Term Investments 25,706 — — 25,706
Securities Lending Collateral 7,606 — — 7,606
Total $ 1,430,702 $ 10,982 $ — $ 1,441,684